PIMCO Global Core Bond Hedged Portfolio Annual Fund Operating Expenses - Administrative Class [Member] - PIMCO Global Core Bond Hedged Portfolio - Administrative	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Expenses (as a percentage of Assets)	1.13%

[1]	“Other Expenses” include interest expense of 0.42%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.71% for Administrative Class shares.